UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004

Check here if Amendment [x ]; Amendment Number: 1
This Amendment (Check only one.):  [x ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 15, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total:  $149230

List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     3132   117738 SH       SOLE                   113788              3950
Abercrombie & Fitch            COM              002896207     3122    66505 SH       SOLE                    63955              2550
American Express               COM              025816109     4611    81803 SH       SOLE                    77983              3820
AmerisourceBergen              COM              03073e105     2332    39736 SH       SOLE                    38076              1660
Bank of America                COM              060505104     3123    66463 SH       SOLE                    62433              4030
Boeing Company                 COM              097023105     3114    60146 SH       SOLE                    57391              2755
Cendant Corp                   COM              151313103     4530   193741 SH       SOLE                   185141              8600
ChevronTexaco                  COM              166764100     4105    78176 SH       SOLE                    74676              3500
Cisco Systems                  COM              17275R102     2936   151967 SH       SOLE                   146947              5020
Citigroup Inc                  COM              172967101     4498    93362 SH       SOLE                    89686              3676
Coca-Cola                      COM              191216100     2043    49065 SH       SOLE                    46770              2295
Computer Sciences              COM              205363104     3771    66905 SH       SOLE                    64185              2720
Coors Cl.B                     COM              217016104     2757    36440 SH       SOLE                    34940              1500
Darden Restaurants             COM              237194105     3570   128690 SH       SOLE                   123665              5025
Disney, (Walt) Co              COM              254687106     3383   121695 SH       SOLE                   115895              5800
DuPont deNemours               COM              263534109     2580    52602 SH       SOLE                    50612              1990
Exxon Mobil Corp               COM              30231G102     3938    76815 SH       SOLE                    73425              3390
Fresh Del Monte                COM              g36738105     3735   126150 SH       SOLE                   121225              4925
General Electric               COM              369604103     5723   156797 SH       SOLE                   149718              7079
General Motors                 COM              370442105      404    10085 SH       SOLE                     9010              1075
Hewitt Associates              COM              42822Q100      590    18445 SH       SOLE                    17865               580
Hewlett-Packard                COM              428236103      531    25311 SH       SOLE                    23211              2100
Hillenbrand Inds               COM              431573104     2486    44755 SH       SOLE                    42810              1945
Home Depot                     COM              437076102     4644   108662 SH       SOLE                   104177              4485
Honeywell Inc.                 COM              438516106     3230    91216 SH       SOLE                    87216              4000
Int'l Business Mach            COM              459200101     3638    36908 SH       SOLE                    35428              1480
Intel Corp                     COM              458140100     3787   161918 SH       SOLE                   154583              7335
International Paper            COM              460146103     2245    53454 SH       SOLE                    51204              2250
J.B. Hunt                      COM              445658107      651    14520 SH       SOLE                    14520
JP Morgan Chase                COM              46625H100     4037   103494 SH       SOLE                    99544              3950
Johnson & Johnson              COM              478160104     4134    65190 SH       SOLE                    62370              2820
McDonalds Corp                 COM              580135101     3524   109921 SH       SOLE                   105581              4340
Microsoft Corp                 COM              594918104     2650    99159 SH       SOLE                    95449              3710
Nokia ADS                      COM              654902204     2469   157568 SH       SOLE                   152428              5140
Novartis AG ADR                COM              66987V109     1584    31336 SH       SOLE                    29006              2330
Pfizer Inc                     COM              717081103     3444   128072 SH       SOLE                   123137              4935
Procter & Gamble               COM              742718109     2849    51727 SH       SOLE                    48997              2730
RF Micro Devices               COM              749941100      517    75640 SH       SOLE                    73340              2300
Royal Dutch Pet ADR            COM              780257804     2865    49935 SH       SOLE                    47805              2130
Royal Phil Elec ADR            COM              500472303     3624   136738 SH       SOLE                   131275              5463
SAP AG ADR                     COM              803054204      644    14575 SH       SOLE                    13875               700
Sony Corp ADR                  COM              835699307     1737    44592 SH       SOLE                    42397              2195
Time Warner Inc                COM              887317105     1905    97929 SH       SOLE                    93709              4220
Tyco International             COM              902124106     4827   135061 SH       SOLE                   129481              5580
Tyson Foods Cl A               COM              902494103     1443    78428 SH       SOLE                    76748              1680
Unilever ADR                   COM              904784709     1474    22090 SH       SOLE                    21170               920
United Technologies            COM              913017109     5751    55650 SH       SOLE                    53080              2570
Wal-Mart Stores                COM              931142103     7418   140443 SH       SOLE                   135738              4705
Washington Mutual              COM              939322103     3122    73843 SH       SOLE                    70573              3270